Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Schedule of computation of earnings per share

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands, except for share and per share data)

Numerator:
Net loss attributable to ordinary shareholders - basic and diluted	(964,384)	(268,043)	(139,742)
Denominator:
Weighted-average ordinary shares outstanding - basic and diluted
-Basic	1,528,540,765	5,736,262,553	5,686,064,402
-Diluted	1,528,540,765	5,736,262,553	5,686,064,402
Net loss per share attributable to ordinary shareholders:
-Basic	(0.63)	(0.05)	(0.02)
-Diluted	(0.63)	(0.05)	(0.02)